Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill deductible for tax purposes	$ 121,774,000		$ 120,617,000	$ 39,032,000
Amortization of acquired intangible assets	9,936,000	$ 7,242,000	36,412,000	27,183,000	$ 28,513,000
Technology-related intangible assets
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of acquired intangible assets			467,000	0	$ 0
Customer-Related Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets write-down			$ 1,311,000	871,000
Intangible Software Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets write-down				10,324,000
Technology related internally developed intangibles
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of acquired intangible assets	$ 400,000	$ 0
IT Services
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment				$ 0